SHARE-BASED COMPENSATION (Stock Options) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Jun. 30, 2018	Mar. 15, 2018	May 19, 2014	May 31, 2019	Jan. 29, 2019	Aug. 24, 2017	Feb. 26, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2018	Jan. 31, 2018
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)				2,206,888
Total incremental cost					$ 10,779	$ 10,382
Closing stock price of ordinary shares (in dollars per share)								$ 0.10	$ 0.69	$ 0.53
Unrecognized share-based compensation cost disclosure
Intrinsic value of options exercised								$ 21	$ 293	$ 1,118
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value								7,532	16,036	12,721
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Vested Options									7,427
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost Related To Unvested Options								1,475	2,955
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price					$ 0.0613
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost					$ 10,779	$ 10,382
Share based compensation arrangement by share based payment award to vested option modification incremental compensation cost					$ 9,304
Share-based Compensation								$ 31,603	28,016	$ 23,544
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				2,206,888
Kaixin Plan [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options granted to employees, management and external advisors (in shares)		36,461,500
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		36,461,500
Stock options [Member]
Unrecognized share-based compensation cost disclosure
Weighted-average vesting period for recognition of unrecognized share-based compensation cost								1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value										$ 0.54
Stock options [Member] | Kaixin Plan [Member]
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options								$ 9,259
Weighted-average vesting period for recognition of unrecognized share-based compensation cost								3 years 2 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.52
Employee stock options [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share-based compensation expenses from continuing operations								$ 18,640		$ 19,420
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options								14,285
Employee stock options [Member] | Kaixin Plan [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Share-based compensation expenses from continuing operations									$ 23,904
Unrecognized share-based compensation cost disclosure
Share-based Compensation								$ 9,046
Employee stock options [Member] | Share-based Compensation Award, Tranche Two [Member]
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			(2) 25% of the options will be vested on May 19, 2015 and 1/36 of the remaining 75% will be vested at the 18 th day of each calendar month after May 19, 2015 through the end of the fourth year
Employee stock options [Member] | Share-based Compensation Award, Tranche One [Member]
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			1/36 of the remaining 75% will be vested at the 18 th day of each calendar month after May 19, 2015
Modified Stock Options 24 August 2017 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Exercise price of the outstanding share options granted before modification (in dollars per ADS)						$ 0.478
Exercise price of the outstanding share options granted after modification (in dollars per ADS)						$ 0.478
Restricted Stock Units (RSUs) [Member]
Unrecognized share-based compensation cost disclosure
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				2,407,733
2011 Stock Incentive Plan [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							110,014,158
Unrecognized share-based compensation cost disclosure
Number of ordinary shares added to award pool							45,000,000
Stock Incentive Plan 2006 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							97,430,220
Stock Incentive Plan 2008 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							30,529,630
Stock Incentive Plan 2009 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							40,000,000
Stock Incentive Plan 2016 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							53,596,236
Stock Incentive Plan 2018 [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)							107,100,000
Stock Incentive Plan [Member] | Kaixin Plan [Member]
SHARE-BASED COMPENSATION : Stock Options [Line Items]
Options approved under the plan (in shares)											140,000,000	40,000,000